Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade and Other Receivables [Abstract]
Trade receivables	$ 15,154	$ 18,265
Other receivables	911	3,129
Total trade and other receivables	$ 16,065	$ 21,394